Subsequent Events (Details) - USD ($)					9 Months Ended
	Jan. 02, 2024	Nov. 03, 2023	Nov. 01, 2023	Oct. 04, 2023	Sep. 30, 2023
Subsequent Events (Details) [Line Items]
Repayment of loan					5.00%
Sponsor amount	$ 203,409
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan amount			$ 335,000
Repayment of loan		5.00%
Trust Accounts [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital account				$ 75,000